Joseph C. Theis, Jr. 617.570.1928 jtheis@goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

April 1, 2011

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.
Washington, D.C.  20549

Attention: John L. Krug

Re:                             Tranzyme, Inc.
Registration Statement on Form S-1

File No. 333-170749

Dear Mr. Krug:

This letter is being furnished on behalf of Tranzyme, Inc. (the “Company”) with respect to Amendment No. 4 to the above-captioned Registration Statement on Form S-1 filed by the Company on April 1, 2011 (“Amendment No. 4”).  The Company wishes to confirm to the Staff that the prospectus contained in Amendment No. 4 will be provided to all underwriters, dealers and prospective investors who received copies of the Company’s preliminary prospectus dated March 8, 2011.

If you should have any questions concerning this letter, please contact the undersigned at (617) 570-1928.

Sincerely,

/s/ Joseph C. Theis, Jr.

Joseph C. Theis, Jr.

cc:                                 Vipin K. Garg, Ph.D., Tranzyme, Inc.

Richard I. Eisenstadt, Tranzyme, Inc.

Mitchell S. Bloom, Goodwin Procter LLP